SHARE CAPITAL - Additional Information (Details)	Jun. 30, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) shares
Disclosure of classes of share capital [line items]
Share capital | €	€ 2,758,440.64	€ 3,000,000
Nominal value of ordinary fully-paid shares (in EUR per share) | € / shares	€ 0.02
Number of vote rights per share	1
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares (in shares) | shares	137,922,032	137,867,418